8. Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Derivative Liabilities - Fair Value

	March 31, 2016 Unaudited	December 31, 2015 (Audited)
Fair value at the commitment date - convertible debt	$4,892,234	$4,892,234
Fair value at the commitment date - warrants	677,214	677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(404,382)	(404,382)
Extinguishment of Derivative Liability - Conversion of Interest to Shares	(209,604)	(209,604)
Fair value mark to market adjustment - stock options	105,624	108,548
Fair value mark to market adjustment - convertible debt	16,676,856	18,661,058
Fair value mark to market adjustment - warrants	423,032	432,770
Totals	$22,160,974	$24,157,838

	December 31, 2015	12/31/2014 (Restated
Fair value at the commitment date - convertible debt	$4,892,234	$4,892,234
Fair value at the commitment date - warrants	677,214	677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(404,382)	(214,769)
Extinguishment of Derivative Liability - Conversion of Interest to Shares	(209,604)	—
Fair value mark to market adjustment - stock options	108,548	(25,614)
Fair value mark to market adjustment - convertible debt	18,172,030	(174,606)
Fair value mark to market adjustment - warrants	432,770	(13,701)
Totals	$23,668,810	$5,140,758

Derivative Liabilities - Assumptions Used
	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 5 years	0.00 – 3.24 years
Risk free interest rate	0.29% 1.68%	0.21% 1.21% %

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	0.00 – 3.48 years
Risk free interest rate	0.29% - 1.68%	0.49% - 1.76%